Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current Assets:
Cash and cash equivalents	$ 264	$ 60	$ 576
Prepaid expenses	22	30	0
Total Current Assets	286	90	576
Intangible assets	25,262	25,262	253,777
Deposits	12	12	9
Operating lease right-to-use asset	147	0	0
Fixed assets, net	0	35	6
Total Other Assets	25,421	25,309	253,792
TOTAL ASSETS	25,707	25,399	254,368
Current Liabilities:
Accounts payable	1,710	1,762	2,546
Accrued expenses	2,665	1,455	102
Deferred rent	8	8	0
Operating lease liability	147	0	0
Note payable to related party	0	100	0
Line of credit	31	31	31
Convertible debentures	12,170	10,673	0
Total Current Liabilities	16,731	14,029	2,679
Total liabilities	16,731	14,029	2,679
Stockholders' Equity:
Common stock - $0.001 par value; 750,000,000 shares authorized; and 52,644,882 and 50,650,478 shares issued and outstanding at June 30, 2019 and December 31, 2018, respectively	53	51	50
Additional paid-in capital	545,073	540,171	521,305
Accumulated deficit	(535,984)	(528,685)	(269,499)
Noncontrolling interest	(169)	(169)	(169)
Total Stockholders' Equity	8,976	11,370	251,689
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	25,707	25,399	254,368
Series C
Stockholders' Equity:
Convertible preferred stock - $0.001 par value; 15,000,000 shares authorized:	1	1	1
Series J
Stockholders' Equity:
Convertible preferred stock - $0.001 par value; 15,000,000 shares authorized:	$ 2	$ 1	$ 1